Financial Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments (Details) [Line Items]
Overdue receivables	$ 930,971	$ 1,530,667
Impairment loss	$ 930,971	$ 1,530,667
Active customers, description	More than 50% of the Company's customers have been active with the Company for over four years
Customer One [Member]
Financial Instruments (Details) [Line Items]
Revenue percentage	24.00%	14.00%